Equity (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Equity (Details) [Line Items]
Share capital authorized	423,868,449	423,868,449
Total outstanding shares	31,066,186	60,577,811
Investment shares subscribed and fully paid	40,278,894	40,278,894
Nominal value per share (in Nuevos Soles per share)	S/ 1
Number of investment shares acquired	36,040,497	36,040,497
Value of investment shares acquired (in Nuevos Soles)	S/ 121,258,000	S/ 121,258,000
Description of treasury shares	In January 2017 and October 2015, the Company acquired 7,911,845 and 37,276,580 investment shares for S/34,216,000 and S/108,248,000, respectively. In March 2017, as a result of the execution of the spin-off project described in note 1.2, the Company obtained 9,148,373 of its treasury investment shares, see note 9.
Additional paid-in capital (in Nuevos Soles)	S/ 432,779,000	432,779,000	S/ 545,165,000
Description of additional paid-in capital	In March and December 2017, the Company recognized a debit for S/118,569,000 and a credit for S/6,759,000 in this caption as a result of the spin-off of the interest in Fosfatos del Pacífico S.A. and the impairment of the brine project, respectively, see notes 1.2 and 1.3.
Distributable earnings, percentage	10.00%
Percentage of capital	20.00%
Dividends payable (in Nuevos Soles)	S/ 52,523,000	S/ 19,331,000
Description of dividend payable	During 2019 and 2017, in order to comply with Peruvian law, S/280,000 and S/189,000, respectively, corresponding to dividends payable with aging greater than ten years were transferred from “Dividends payable” to “Legal reserve” in the consolidated statement of changes in equity.
Lima Stock Exchange [Member]
Equity (Details) [Line Items]
Total outstanding shares	392,802,263	363,290,638
Number of investment shares acquired			928,000
Issuance of common shares			111,484,000